Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Parties

14. RELATED PARTIES

On June 1, 2016, Vincent Roche, President and Chief Executive Officer and a member of the board of directors of Analog Devices, Inc. (“ADI”) was elected to the Company’s board of directors. The Company, through its contract manufacturers, periodically purchases supplies from ADI pursuant to purchase orders negotiated on an arm’s length basis between ADI and the Company’s contract manufacturers at prevailing prices. These purchased supplies are used as content in certain of our manufactured products. The Company’s contract manufacturers made purchases from ADI of approximately $1.1 million and $355,000, during the three months ended June 30, 2016 and 2015, respectively, and $1.8 million and $584,000, during the six months ended June 30, 2016 and 2015, respectively.

17. RELATED PARTIES

The Company periodically purchases products from M/A-COM Technology Solutions, Inc. (“M/A- COM”). One of the members of the Board of Directors, Peter Y. Chung, is also a member of the board of directors of M/A-COM. During the years ended December 31, 2015 and 2014, the Company made purchases of $1.2 million and $170,000 from M/A-COM, respectively. There were no amounts due to or from M/A-COM as of December 31, 2014. As of December 31, 2015, the Company had $1,000 of accounts payable due to M/A-COM.